Other Expense (Income)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Other Expense (Income)
30. OTHER EXPENSE (INCOME)

	2023	2022
Change in closure and decommissioning estimates (1)	$20.4	$4.7
Change in provisions	4.5	5.0
Provisions on supplies and other assets	4.4	—
Investment income	(16.0)	(5.4)
Other expense (income)	8.0	(2.2)
Total	$21.3	$2.1
(1)Relates to changes in estimates after the completion of mining activities.